Asbestos - Schedule of Contributed to AICF (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 AUD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)
Restricted Cash and Investments
Net Investment Income [Line Items]
Payment received in accordance with AFFA	$ 99.2	$ 149.6	$ 91.8	$ 137.5	$ 109.6	$ 158.8